OPERATING SEGMENTS - Financial Information by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 8,627	$ 5,953
Operating expenses	761	712
Cost of goods sold, including product purchases	4,689	2,509
Depreciation and amortization included in operations	684	662
Cost of sales	6,134	3,883
Realized (gain) loss on commodity-related derivative financial instruments	200	(54)
Unrealized gain on commodity-related derivative financial instruments	(73)	84
Share of profit from equity accounted investees	281	282
Adjusted gross profit		2,322
Impairment in share of profit from equity accounted investees	0	(314)
Gross profit	2,647	2,008
Depreciation included in general and administrative	39	38
Other general and administrative	267	208
Other expense (income)	(248)	(18)
Impairment expense	474	1,776
Results from operating activities	2,115	4
Net finance costs (income)	450	420
Earnings (loss) before income tax	1,665	(416)
Capital expenditures	658	1,029
Contributions to equity accounted investees	335	224
Pipelines
Disclosure of operating segments [line items]
Revenue	2,123	2,105
Facilities
Disclosure of operating segments [line items]
Revenue	927	892
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	5,577	2,956
Operating segments | Pipelines
Disclosure of operating segments [line items]
Revenue	2,279	2,251
Operating expenses	556	498
Depreciation and amortization included in operations	413	402
Cost of sales	969	900
Share of profit from equity accounted investees	124	227
Adjusted gross profit		1,578
Gross profit	1,434	1,578
Other general and administrative	30	24
Other expense (income)	11	(1)
Impairment expense	447	1,396
Results from operating activities	946	159
Net finance costs (income)	29	31
Earnings (loss) before income tax	917	128
Capital expenditures	475	587
Contributions to equity accounted investees	299	0
Operating segments | Facilities
Disclosure of operating segments [line items]
Revenue	1,363	1,231
Operating expenses	471	392
Cost of goods sold, including product purchases	6	11
Depreciation and amortization included in operations	214	199
Cost of sales	691	602
Realized (gain) loss on commodity-related derivative financial instruments	(10)
Unrealized gain on commodity-related derivative financial instruments	(38)	(4)
Share of profit from equity accounted investees	80	55
Adjusted gross profit		688
Gross profit	800	688
Other general and administrative	14	10
Other expense (income)	14	2
Impairment expense	22	10
Results from operating activities	750	666
Net finance costs (income)	35	24
Earnings (loss) before income tax	715	642
Capital expenditures	136	370
Contributions to equity accounted investees	29	69
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	5,577	2,956
Cost of goods sold, including product purchases	5,017	2,815
Depreciation and amortization included in operations	50	50
Cost of sales	5,067	2,865
Realized (gain) loss on commodity-related derivative financial instruments	210	(54)
Unrealized gain on commodity-related derivative financial instruments	(35)	88
Share of profit from equity accounted investees	77	0
Adjusted gross profit		57
Impairment in share of profit from equity accounted investees		(314)
Gross profit	412	(257)
Other general and administrative	29	28
Other expense (income)	(5)	4
Impairment expense	5	370
Results from operating activities	383	(659)
Net finance costs (income)	(8)	(13)
Earnings (loss) before income tax	391	(646)
Capital expenditures	21	38
Contributions to equity accounted investees	7	155
Inter-segment revenue | Pipelines
Disclosure of operating segments [line items]
Revenue	(156)	(146)
Inter-segment revenue | Facilities
Disclosure of operating segments [line items]
Revenue	(436)	(339)
Corporate & Inter-segment Eliminations
Disclosure of operating segments [line items]
Revenue	(592)	(485)
Operating expenses	(266)	(178)
Cost of goods sold, including product purchases	(334)	(317)
Depreciation and amortization included in operations	7	11
Cost of sales	(593)	(484)
Adjusted gross profit		(1)
Gross profit	1	(1)
Depreciation included in general and administrative	39	38
Other general and administrative	194	146
Other expense (income)	(268)	(23)
Results from operating activities	36	(162)
Net finance costs (income)	394	378
Earnings (loss) before income tax	(358)	(540)
Capital expenditures	$ 26	$ 34